Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	DIGITAL ALLY, INC.
Entity Central Index Key	0001342958
Entity Tax Identification Number	20-0064269
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14001 Marshall Drive
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66215
City Area Code	(913)
Local Phone Number	841-7774
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	14001 Marshall Drive
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66215
City Area Code	(913)
Local Phone Number	841-7774
Contact Personnel Name	Stanton E. Ross